Income Tax - Schedule of Reconciliation Accounting Profit Multiplied by Applicable Tax Rate (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Tax reconciliation
Profit before tax		RM 9,538,393	$ 2,133,678	RM 6,023,090	RM 3,208,829
Tax calculated at tax rate of 24% (2022 and 2023 : 24%)		2,289,214	512,083	1,445,542	770,119
Effects of:
– Lower domestic tax rate applicable to respective profits**	[1]	(38,371)	(8,583)	(45,000)	(38,842)
– Different tax rates in jurisdiction*	[2]	204,530	45,752	2,618
– Non-allowable expenditure		58,838	13,161	112,446	348,343
– Income not subject to tax		(61,405)	(13,736)	(13,877)
– Utilization of previously unrecognized capital allowance		(79,923)	(17,878)	(134,940)	(234,375)
Tax expenses		RM 2,372,883	$ 530,799	RM 1,366,789	RM 845,245

[1]	The Company’s subsidiaries formed in Malaysia and is subject to the corporate tax on taxable income derived from its activities conducted in Malaysia. Malaysia companies with a paid-up capital of not more than RM 2.5 million and a gross business income of not more than RM 50 million are taxed at different rates based on their taxable profit. The first RM 150,000 is taxed at 15%, the next RM 450,000 (up to RM 600,000) at 17%, and any amount exceeding RM 600,000 is taxed at 24%. Companies that do not fall into this category are taxed at a standard rate of 24%.
[2]	The Company’s is formed in British Virgin Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax is imposed.